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                        Group Variable Funding Agreements
                             Separate Account Twelve
                         Hartford Life Insurance Company

                 Supplement Dated May 10, 2004 to the Prospectus
                                Dated May 3, 2004



The last sentence of the first page of the prospectus is deleted and replaced with the following:


     This Contract is available for sale only in California, Connecticut and Nevada.











     This supplement should be retained with the prospectus for future reference.

HV-4300